Goodwill - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2013	Dec. 31, 2014
Goodwill [Line Items]
Expected future cash flows	7 years
Anticipated revenue growth, Discount rate	25.00%
Terminal growth rate	2.00%
Goodwill impairment losses		$ 1,242
Goodwill	$ 0		$ 0